CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD - Narrative (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Condensed Financial Statements, Captions [Line Items]
Percentage of restricted net assets of consolidated net assets	25.00%
Algeria Segment
Condensed Financial Statements, Captions [Line Items]
Distributable profit percentage	42.50%
Veon Ltd.
Condensed Financial Statements, Captions [Line Items]
Restricted net assets of consolidated subsidiaries as percentage of consolidated net assets	102.00%	390.00%